Lease Prepayments and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Lease prepayments and other non-current assets [abstract]
Summary of lease prepayments and other non-current assets

	Land use rights RMB’000	Other Intangible assets RMB’000	Long-term prepaid expense RMB’000	Total RMB’000

As at 1 January 2017
Cost	708,972	81,085	299,341	1,089,398
Accumulated amortization	(329,268)	(54,674)	—	(383,942)

Net book amount	379,704	26,411	299,341	705,456

Year ended 31 December 2017
Opening net book amount	379,704	26,411	299,341	705,456
Additions	—	—	491,288	491,288
Charge for the year	(14,598)	(2,922)	(228,115)	(245,635)
Reclassified to prepayments	—	—	(212,926)	(212,926)
Transferred from property, plant and equipment (Note 16)	9,066	—	—	9,066

Closing net book amount	374,172	23,489	349,588	747,249

As at 31 December 2017
Cost	725,152	81,085	349,588	1,155,825
Accumulated amortization	(350,980)	(57,596)	—	(408,576)

Net book amount	374,172	23,489	349,588	747,249

Year ended 31 December 2018
Opening net book amount	374,172	23,489	349,588	747,249
Additions	—	3,008	374,519	377,527
Charge for the year	(14,815)	(5,929)	(221,418)	(242,162)
Transferred to assets classified as held for sale (Note 23)	(24,331)	—	—	(24,331)

Closing net book amount	335,026	20,568	502,689	858,283

As at 31 December 2018
Cost	700,821	84,093	502,689	1,287,603
Accumulated amortization	(365,795)	(63,525)	—	(429,320)

Net book amount	335,026	20,568	502,689	858,283